Provisions for pensions and similar obligations (Details 13)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Plan Assets As Percentage Of Total Plan Assets [Abstract]
Equity instruments	0.00%	4.81%	4.60%
Debt instruments	92.92%	94.59%	94.70%
Properties	0.26%	0.28%	0.35%
Other	6.82%	0.32%	0.35%